Statement of consolidated profit or loss - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Net revenue	R$ 77,413,096	R$ 39,805,121
Cost of products sold	(52,057,968)	(33,533,365)
Gross profit	25,355,128	6,271,756
Income (expenses)
Selling and distribution	(1,475,809)	(1,369,619)
Loss (reversals) for impairment of trade accounts receivable and others from clients	2,925	(15,036)
General and administrative	(1,751,153)	(1,333,961)
Research and development	(197,995)	(172,862)
Results from equity-accounted investees	(1,097)	(19,893)
Other income	1,235,710	816,874
Other expenses	(1,750,550)	(5,380,240)
Profit (loss) before net financial expenses and taxes	21,417,159	(1,202,981)
Financial results
Financial expenses	(4,269,789)	(3,682,559)
Financial income	1,591,646	498,479
Exchange rate variations, net	(2,930,678)	(7,325,580)
Finance income (cost)	(5,608,821)	(10,509,660)
Profit (loss) before income tax and social contribution	15,808,338	(11,712,641)
Current and deferred income tax and social contribution	(2,911,862)	3,819,810
Net profit (loss) for the period	12,896,476	(7,892,831)
Attributable to:
Company's shareholders	12,857,659	(7,537,950)
Non-controlling interest in subsidiaries	R$ 38,817	R$ (354,881)
Earnings (loss) per share - basic and diluted - R$
Earnings (loss) per share - basic and diluted	R$ 16.1586	R$ (9.4699)
Class A preferred shares [member]
Earnings (loss) per share - basic and diluted - R$
Earnings (loss) per share - basic and diluted	16.1588	(9.4699)
Class B preferred shares [member]
Earnings (loss) per share - basic and diluted - R$
Earnings (loss) per share - basic and diluted	R$ 0.6057	R$ (9.4699)